Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Schedule of Weighted Average Assumptions Used in Black -Scholes Valuation Model

The following table presents the weighted-average assumptions used in the Black-Scholes valuation model by the Company in calculating the fair value of share options granted:

	For the Year Ended December 31,
	2017	2016	2015
Expected life (in years)	7.3	5.8	6.1
Expected volatility	76.4%	83.4%	76.1%
Expected dividend yield	—%	—%	—%
Risk-free interest rate	1.87%	1.51%	1.64%
Grant date weighted average fair value	$7.94	$1.23	$3.65

Summary of Share Option Activity

The following table summarizes the Company’s share option activity for the year ended December 31, 2017:

	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (in thousands)
Outstanding – December 31, 2016	413,752	$2.15
Granted	91,562	$1.02
Acquired in conjunction with merger with Alcobra Ltd.	418,667	$26.37
Exercised	(378,343)	$2.61		$504
Forfeited/cancelled	(201,583)	$39.90
Outstanding – December 31, 2017	344,055	$8.70	6.1	$1,181
Exercisable – December 31, 2017	268,888	$3.25	5.4	$709
Exercisable and expected to vest – December 31, 2017	344,055	$8.70	6.1	$1,181

Schedule of Share-based Compensation Expenses

Share-based compensation expenses included in the Company’s statements of operations and comprehensive loss for the years ended December 31, 2017, 2016 and 2015 were:

	For the Year Ended December 31,
(in thousands)	2017	2016	2015
Research and development	$38	$217	$62
General and administrative	2,132	83	37
Total	$2,170	$300	$99